RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS	12 Months Ended
Oct. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS
RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS

General.    Substantially all of our employees are covered under various defined benefit and/or defined contribution retirement plans. Additionally, we sponsor post-retirement health care benefits for our eligible U.S. employees.

Agilent provides U.S. employees, who meet eligibility criteria under the Agilent Technologies, Inc. Retirement Plan ("RP"), defined benefits which are based on an employee's base or target pay during the years of employment and on length of service. For eligible service through October 31, 1993, the benefit payable under the Agilent Retirement Plan is reduced by any amounts due to the eligible employee under our defined contribution Deferred Profit-Sharing Plan ("DPSP"), which was closed to new participants as of November 1993.

In addition, in the U.S., Agilent maintains the Supplemental Benefits Retirement Plan ("SBRP"), a supplemental unfunded non-qualified defined benefit plan to provide benefits that would be provided under the RP but for limitations imposed by the Internal Revenue Code. The RP and the SBRP comprise the "U.S. Plans".

As of October 31, 2011 and 2010, the fair value of plan assets of the DPSP for U.S. Agilent Employees was $515 million and $516 million, respectively. Note that the projected benefit obligation for the DPSP equals the fair value of plan assets.

Eligible employees outside the U.S. generally receive retirement benefits under various retirement plans based upon factors such as years of service and/or employee compensation levels. Eligibility is generally determined in accordance with local statutory requirements.

401(k) defined contribution plan.    Eligible U.S. employees may participate in the Agilent Technologies, Inc. 401(k) Plan (the "401(k) Plan"). Enrollment in the 401(k) Plan is automatic for employees who meet eligibility requirements unless they decline participation. Under the 401(k) Plan, we provide matching contributions to employees up to a maximum of 4 percent of an employee's annual eligible compensation. The maximum contribution to the 401(k) Plan is 50 percent of an employee's annual eligible compensation, subject to regulatory limitations. The 401(k) Plan employer expense included in income from operations was $24 million in 2011, $21 million in 2010 and $23 million in 2009.

Post-retirement medical benefit plans.    In addition to receiving retirement benefits, U.S. employees who meet eligibility requirements as of their termination date may participate in the Agilent Technologies, Inc. Health Plan for Retirees. Eligible retirees who were less than age 50 as of January 1, 2005 and who retire after age 55 with 15 or more years of service are eligible for a fixed amount which can be utilized to pay for either Agilent sponsored plans and/or individual medicare plans. Eligible retirees who were at least age 50 as of January 1, 2005 and who retire after age 55 with 15 or more years of service currently choose from managed-care, indemnity options or individual medicare plans, with the company subsidization level or stipend dependent on a number of factors including eligibility and length of service. See Plan Amendments below for changes to these benefits.

Plan Amendments.    On July 14, 2009 the Compensation Committee of the Board of Directors approved design changes to Agilent's U.S. RP. Effective October 31, 2009, benefits under the previous U.S. RP. formula were frozen and all future benefit accruals for existing employees and new hires are calculated using the new formula. The new formula allocates a percentage of each month's eligible earnings to be payable as a lump sum at age 65 whereas the previous formula defined a monthly annuity payable at age 65. Due to these plan amendments, we recorded gains of $117 million and $15 million in accumulated other comprehensive loss in 2009 for the U.S. Plans and U.S. Post-Retirement Benefit Plans, respectively.

On April 1, 2011, changes to the Agilent Technologies, Inc. Health Plan for Retirees were approved. Effective January 1, 2012, employees who were at least age 50 as of January 1, 2005 and who retire after age 55 with 15 or more years of service are eligible for fixed dollar subsidies and stipends. Grandfathered retirees receive a fixed monthly subsidy toward pre-65 premium costs (subsidy capped at 2011 levels) and a fixed monthly stipend post-65. The subsidy amounts will not increase. In connection with these changes, we reduced our Accumulated Prospective Benefit Obligation by $194 million with the offset going to accumulated other comprehensive income.

Components of net periodic cost.    The company uses alternate methods of amortization as allowed by the authoritative guidance which amortizes the actuarial gains and losses on a consistent basis for the years presented. For U.S. Plans, gains and losses are amortized over the average future working lifetime. For most Non-U.S. Plans and U.S. Post-Retirement Benefit Plans, gains and losses are amortized using a separate layer for each year's gains and losses. For the years ended October 31, 2011, 2010 and 2009, components of net periodic benefit cost and other amounts recognized in other comprehensive income were comprised of:

	Pensions						U.S. Post-Retirement Benefit Plans
	U.S. Plans			Non-U.S. Plans
	2011	2010	2009	2011	2010	2009	2011	2010	2009
	(in millions)
Net periodic benefit cost (benefit)
Service cost — benefits earned during the period	$42	$41	$33	$32	$30	$34	$3	$3	$3
Interest cost on benefit obligation	28	27	43	72	72	73	21	26	29
Expected return on plan assets	(44)	(41)	(38)	(94)	(87)	(86)	(21)	(20)	(20)
Amortization of net actuarial loss	4	7	3	40	35	41	14	16	8
Amortization of prior service benefit	(12)	(12)	(3)	(1)	(1)	(2)	(26)	(14)	(15)
Net periodic benefit cost (benefit)	18	22	38	49	49	60	(9)	11	5
Curtailments and settlements	(1)	—	—	—	—	(3)	—	—	(13)
Total periodic benefit cost (benefit)	$17	$22	$38	$49	$49	$57	$(9)	$11	$(8)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net actuarial (gain) loss	$31	$(25)	$47	$40	$42	$171	$12	$(10)	$125
Amortization of net actuarial loss	(4)	(7)	(3)	(40)	(35)	(41)	(14)	(16)	(8)
Prior service cost (benefit)	—	—	(114)	6	—	—	(194)	—	—
Amortization of prior service benefit	12	12	3	1	1	2	26	14	15
Foreign currency	—	—	—	11	11	17	—	—	—
Total recognized in other comprehensive (income) loss	$39	$(20)	$(67)	$18	$19	$149	$(170)	$(12)	$132
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$56	$2	$(29)	$67	$68	$206	$(179)	$(1)	$124

In 2009, as a result of reductions in workforce, we recorded a $3 million curtailment gain and a $13 million curtailment gain in the income statement for the Non-U.S. Plans and U.S. Post-Retirement Benefit Plans, respectively.

In 2010, due to reductions in workforce which impacted two non-U.S. plans, we recorded curtailment losses as required by authoritative guidance with no impact to the income statement.

In 2011, due to payments exceeding the sum of service cost plus interest cost in the U.S. Supplemental Benefits Retirement Plan, we recorded a $1 million settlement gain in the income statement as required by authoritative guidance.

Funded status.    As of October 31, 2011 and 2010, the funded status of the defined benefit and post-retirement benefit plans was:

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		U.S. Post-Retirement Benefit Plans
	2011	2010	2011	2010	2011	2010
	(in millions)
Change in fair value of plan assets:
Fair value — beginning of year	$538	$482	$1,598	$1,475	$263	$251
Actual return on plan assets	37	68	35	115	18	35
Employer contributions	30	30	59	47	—	1
Participants' contributions	—	—	7	2	—	—
Benefits paid	(27)	(42)	(46)	(57)	(23)	(24)
Currency impact	—	—	31	16	—	—
Fair value — end of year	$578	$538	$1,684	$1,598	$258	$263
Change in benefit obligation:
Benefit obligation — beginning of year	$575	$548	$1,742	$1,610	$502	$490
Service cost	42	41	32	30	3	4
Interest cost	28	27	72	72	21	26
Participants' contributions	—	—	7	2	—	—
Plan amendment	—	—	6	—	(194)	—
Actuarial (gain) loss	21	3	(20)	79	8	4
Benefits paid	(29)	(44)	(46)	(57)	(21)	(22)
Curtailments	—	—	—	(9)	—	—
Currency impact	—	—	37	15	—	—
Benefit obligation — end of year	$637	$575	$1,830	$1,742	$319	$502
Overfunded (underfunded) status of PBO	$(59)	$(37)	$(146)	$(144)	$(61)	$(239)
Amounts recognized in the consolidated balance sheet consist of:
Other assets	$—	$—	$18	$12	$—	$—
Employee compensation and benefits	(2)	(2)	—	—	—	—
Retirement and post-retirement benefits	(57)	(35)	(164)	(156)	(61)	(239)
Net asset (liability)	$(59)	$(37)	$(146)	$(144)	$(61)	$(239)
Amounts Recognized in Accumulated Other Comprehensive Income (loss):
Actuarial (gains) losses	$66	$39	$524	$513	$188	$191
Prior service costs (benefits)	(91)	(103)	(9)	(16)	(253)	(86)
Total	$(25)	$(64)	$515	$497	$(65)	$105

The amounts in accumulated other comprehensive income expected to be recognized as components of net expense during 2012 are as follows:

	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	U.S. Post-Retirement Benefit Plans
	(in millions)
Amortization of net prior service cost (benefit)	$(12)	$(1)	$(35)
Amortization of actuarial net loss (gain)	$7	$43	$16

Investment policies and strategies as of October 31, 2011, 2010 and 2009.    In the U.S., our Agilent Retirement Plan and post-retirement benefit target asset allocations are approximately 80 percent to equities and approximately 20 percent to fixed income investments. Our DPSP target asset allocation is approximately 60 percent to equities and approximately 40 percent to fixed income investments. Approximately, 5 percent of our U.S. equity portfolio consists of limited partnerships. The general investment objective for all our plan assets is to obtain the optimum rate of investment return on the total investment portfolio consistent with the assumption of a reasonable level of risk. The safety and protection of principal is a primary concern, and we believe that a well-diversified investment portfolio will result in the highest attainable investment return (income plus capital appreciation) with the lowest overall risk. Specific investment objectives for the plans' portfolios are to: maintain and enhance the purchasing power of the plans' assets; achieve investment returns consistent with the level of risk being taken; and earn performance rates of return in accordance with the benchmarks adopted for each asset class. Outside the U.S., our target asset allocation is from 40 to 60 percent to equities, from 40 to 60 percent to fixed income investments, and from zero to 10 percent to real estate investments, depending on the plan. All plans' assets are broadly diversified. Due to fluctuations in equity markets, our actual allocations of plan assets at October 31, 2011 and 2010 differ from the target allocation. Our policy is to bring the actual allocation in line with the target allocation.

Equity securities include exchange-traded common stock and preferred stock of companies from broadly diversified industries. Fixed income securities include corporate bonds of companies from diversified industries, government securities, mortgage-backed securities, asset-backed securities and other. Other investments include a group trust consisting primarily of private equity partnerships as well as other investments. Portions of the cash and cash equivalent, equity, and fixed income investments are held in commingled funds.

Fair Value.    The measurement of the fair value of pension and post-retirement plan assets uses the valuation methodologies and the inputs as described in Note 12.

Cash and Cash Equivalents — Cash and cash equivalents consist of short-term investment funds. The funds also invest in short-term domestic fixed income securities and other securities with debt-like characteristics emphasizing short-term maturities and quality. Cash and cash equivalents are classified as Level 1 investments except when the cash and cash equivalents are held in commingled funds, which have a daily net value derived from quoted prices for the underlying securities in active markets; these are classified as Level 2 investments.

Equity — Some equity securities consisting of common and preferred stock are held in commingled funds, which have daily net asset values derived from quoted prices for the underlying securities in active markets; these are classified as Level 2 investments.

Fixed Income — Some of the fixed income securities are held in commingled funds, which have daily net asset values derived from the underlying securities; these are classified as Level 2 investments.

Other Investments — Other investments includes property based pooled vehicles which invest in real estate. Market net asset values are regularly published in the financial press or on corporate websites and so these investments are classified as Level 2. Other investments also includes partnership investments where, due to their private nature, pricing inputs are not readily observable. Asset valuations are developed by the general partners that manage the partnerships. These valuations are based on proprietary appraisals, application of public market multiples to private company cash flows, utilization of market transactions that provide valuation information for comparable companies and other methods. Holdings of limited partnerships are classified as Level 3.

The following table presents the fair value of U.S. Defined Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2011.

		Fair Value Measurement at October 31, 2011 Using
	October 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and Cash Equivalents	$28	$—	$28	$—
Equity	405	141	264	—
Fixed Income	119	5	114	—
Other Investments	26	—	—	26
Total assets measured at fair value	$578	$146	$406	$26

For U.S. Defined Benefit Plans assets measured at fair value using significant unobservable inputs (level 3), the following table summarizes the change in balances during 2011 and 2010:

	Years Ended October 31.
	2011	2010
Balance, beginning of year	$29	$32
Realized gains	8	6
Unrealized gains/(losses)	(3)	—
Purchases, sales, issuances, and settlements	—	—
Transfers in (out)	(8)	(9)
Balance, end of year	$26	$29

The following table presents the fair value of U.S. Post-Retirement Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2011.

		Fair Value Measurement at October 31, 2011 Using
	October 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and Cash Equivalents	$14	$2	$12	$—
Equity	175	61	114	—
Fixed Income	54	2	52	—
Other Investments	15	—	—	15
Total assets measured at fair value	$258	$65	$178	$15

For U.S. Post-Retirement Benefit Plans assets measured at fair value using significant unobservable inputs (level 3), the following table summarizes the change in balances during 2011 and 2010:

	Years Ended October 31,
	2011	2010
Balance, beginning of year	$16	$19
Realized gains	5	3
Unrealized gains/(losses)	(2)	—
Purchases, sales, issuances, and settlements	—	—
Transfers in (out)	(4)	(6)
Balance, end of year	$15	$16

The following table presents the fair value of non-U.S. Defined Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2011:

		Fair Value Measurement at October 31, 2011 Using
	October 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and Cash Equivalents	$15	$6	$9	$—
Equity	774	220	554	—
Fixed Income	858	64	794	—
Other Investments	37	—	37	—
Total assets measured at fair value	$1,684	$290	$1,394	$—

For non-U.S. Defined Benefit Plans, there was no activity relating to assets measured at fair value using significant unobservable inputs (level 3) during fiscal year 2011 and 2010.

The table below presents the combined projected benefit obligation ("PBO"), accumulated benefit obligation ("ABO") and fair value of plan assets, grouping plans using comparisons of the PBO and ABO relative to the plan assets as of October 31, 2011 or 2010.

	2011		2010
	Benefit Obligation		Benefit Obligation
		Fair Value of Plan Assets		Fair Value of Plan Assets
	PBO		PBO
	(in millions)
U.S. defined benefit plans where PBO exceeds the fair value of plan assets	$637	$578	$575	$538
U.S. defined benefit plans where fair value of plan assets exceeds PBO	—	—	—	—
Total	$637	$578	$575	$538
Non-U.S. defined benefit plans where PBO exceeds or is equal to the fair value of plan assets	$1,760	$1,598	$1,669	$1,513
Non-U.S. defined benefit plans where fair value of plan assets exceeds PBO	70	86	73	85
Total	$1,830	$1,684	$1,742	$1,598

	ABO		ABO
U.S. defined benefit plans where ABO exceeds the fair value of plan assets	$624	$578	$568	$538
U.S. defined benefit plans where the fair value of plan assets exceeds ABO	—	—	—	—
Total	$624	$578	$568	$538
Non-U.S. defined benefit plans where ABO exceeds or is equal to the fair value of plan assets	$1,699	$1,598	$1,602	$1,513
Non-U.S. defined benefit plans where fair value of plan assets exceeds ABO	67	86	70	85
Total	$1,766	$1,684	$1,672	$1,598

Contributions and estimated future benefit payments.    During fiscal year 2012, we expect to contribute $30 million to the U.S. defined benefit plans, $52 million to plans outside the U.S., and zero to the Post-retirement Medical Plans. The following table presents expected future benefit payments for the next 10 years.

	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	U.S. Post-Retirement Benefit Plans
	(in millions)
2012	$52	$47	$26
2013	$55	$50	$26
2014	$55	$52	$26
2015	$55	$57	$27
2016	$56	$62	$27
2017 - 2021	$241	$404	$130

Assumptions.    The assumptions used to determine the benefit obligations and expense for our defined benefit and post-retirement benefit plans are presented in the tables below. The expected long-term return on assets below represents an estimate of long-term returns on investment portfolios consisting of a mixture of equities, fixed income and alternative investments in proportion to the asset allocations of each of our plans. We consider long-term rates of return, which are weighted based on the asset classes (both historical and forecasted) in which we expect our pension and post-retirement funds to be invested. Discount rates reflect the current rate at which pension and post-retirement obligations could be settled based on the measurement dates of the plans — October 31. The U.S. discount rates at October 31, 2011 and 2010 were determined based on the results of matching expected plan benefit payments with cash flows from a hypothetically constructed bond portfolio. The U.S. discount rates at October 31, 2009 were determined by matching the expected plan benefit payments against an industry discount curve as well as reviewing the movement of industry benchmarks. The non-U.S. rates were generally based on published rates for high-quality corporate bonds. The range of assumptions that were used for the non-U.S. defined benefit plans reflects the different economic environments within various countries.

Assumptions used to calculate the net periodic cost in each year were as follows:

	For years ended October 31,
	2011	2010	2009
U.S. defined benefit plans:
Discount rate	5.0%	5.25%	8.5%
Average increase in compensation levels	3.5%	3.5%	3.5%
Expected long-term return on assets	8.25%	8.5%	8.5%
Non-U.S. defined benefit plans:
Discount rate	2.0-5.25%	2.25-5.75%	2.25-6.5%
Average increase in compensation levels	2.5-3.75%	2.5-3.75%	2.5-4.0%
Expected long-term return on assets	4.0-6.75%	4.25-7.0%	4.5-7.25%
U.S. post-retirement benefits plans:
Discount rate	5.5%	5.5%	8.5%
Expected long-term return on assets	8.25%	8.5%	8.5%
Current medical cost trend rate	10.0%	10.0%	10.0%
Ultimate medical cost trend rate	4.75%	5.0%	5.0%
Medical cost trend rate decreases to ultimate rate in year	2025	2019	2018

Assumptions used to calculate the benefit obligation were as follows:

	As of the Years Ending October 31,
	2011	2010
U.S. defined benefit plans:
Discount rate	4.5%	5.0%
Average increase in compensation levels	3.5%	3.5%
Expected long-term return on assets	8.0%	8.25%
Non-U.S. defined benefit plans:
Discount rate	2.0-5.5%	2.0-5.25%
Average increase in compensation levels	2.5-3.25%	2.5-3.75%
Expected long-term return on assets	4.0-6.5%	4.0-6.75%
U.S. post-retirement benefits plans:
Discount rate	4.75%	5.5%
Expected long-term return on assets	8.0%	8.25%
Current medical cost trend rate	9.0%	10.0%
Ultimate medical cost trend rate	4.5%	4.75%
Medical cost trend rate decreases to ultimate rate in year	2026	2025

Due to the benefit changes discussed previously, health care trend rates do not have a significant effect on the total service and interest cost components or on the post-retirement benefit obligation amounts reported for the U.S. Post-Retirement Benefit Plan for the year ended October 31, 2011.